Accounts payable and accrued liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

5. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following, in thousands:

	March 31, 2015	December 31, 2014
Accounts payable	$3,612	$226
Accrued expenses	781	581
Accrued compensation and benefits	76	39

Total accounts payable and accrued expenses	$4,469	$846

5. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following:

December 31, 2014
Accounts payable	$225,642
Accrued expenses	567,887
Accrued compensation and benefits	39,404

Total accounts payable and accrued expenses	$832,933